Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2024
Accounts Receivable, Net (Tables) [Line Items]
Schedule of Movement of Allowance for Doubtful Accounts	The following table presents the movement of allowance for doubtful accounts for the year ended December 31, 2023 and the six months ended June 30, 2024:
	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
Balance at the beginning of the year/period	557,073	614,246
Provision for the year/period	57,423	24,895
Receivables written off for the year/period	(250)	(6,201)
Balance at the end of the year/period	614,246	632,940

Trade Accounts Receivable [Member]
Accounts Receivable, Net (Tables) [Line Items]
Schedule of Accounts Receivable	Accounts receivable consist of the following:
	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
Accounts receivable from real estate developers	927,973	892,511
Accounts receivable from individual customers	911	911
	928,884	893,422
Less: allowance for doubtful accounts	(614,246)	(632,940)
Accounts receivable, net	314,638	260,482